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                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-101487


                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
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                          FS VARIABLE SEPARATE ACCOUNT

                                SUPPLEMENT TO THE
            WM DIVERSIFIED STRATEGIES III VARIABLE ANNUITY PROSPECTUS
                             DATED OCTOBER 24, 2005
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THE THIRD PARAGRAPH UNDER THE SUBHEADING TITLED "WHERE YOU CAN FIND MORE
INFORMATION" LOCATED IN THE "FINANCIAL STATEMENTS" SECTION OF THE PROSPECTUS IS HEREBY DELETED.

Date:  March 28, 2006

                Please keep this Supplement with your Prospectus


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